Note 3 - Related-Party Transactions (Details) (USD $)	3 Months Ended			12 Months Ended		97 Months Ended	100 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Apr. 30, 2013	Jan. 31, 2013 Company Controlled by Directors [Member]	Mar. 13, 2012 Former Related Party [Member] Principal [Member]	Mar. 13, 2012 Former Related Party [Member] Accumulated Interest [Member]	Mar. 13, 2012 Former Related Party [Member]	Apr. 30, 2013 Beneficial Owner [Member]	Jan. 31, 2013 Beneficial Owner [Member]	Jan. 31, 2013 Related Parties [Member]	Apr. 30, 2013 Related Party A [Member]
Note 3 - Related-Party Transactions (Details) [Line Items]
Related Party Transaction, Rate								10.00%
Debt Instrument, Interest Rate, Stated Percentage											6.00%	8.00%	8.00%		10.00%
Repayments of Related Party Debt			$ 56,553	$ 56,553	$ 14,382	$ 70,935	$ 70,935		$ 50,000	$ 6,553
Related Party Transaction, Expenses from Transactions with Related Party		30,000
Extinguishment of Debt, Amount														191,823
Interest Expense, Related Party (in Dollars)	$ 7,022		$ 6,716